Average Annual Total Returns{- Fidelity® Equity Dividend Income Fund} - 11.30 Fidelity Equity Dividend Income Fund - K PRO-07 - Fidelity® Equity Dividend Income Fund	Fidelity Equity Dividend Income Fund-Class K Return Before Taxes Past 1 year	Fidelity Equity Dividend Income Fund-Class K Return Before Taxes Past 5 years	Fidelity Equity Dividend Income Fund-Class K Return Before Taxes Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years	MS735 Past 1 year	MS735 Past 5 years	MS735 Past 10 years
Total	1.95%	9.22%	9.38%	2.87%	9.74%	10.36%	0.56%	10.12%